NEW JERSEY ACQUISITION (Details Narrative) - Greens Natural Foods, Inc. [Member]	Aug. 16, 2021 USD ($)
Convertible debt	$ 2,500,000
Cash consideration	2,250,000
Notes payable	$ 250,000
Interest rate	5.00%